BANK LOAN (Details Narrative) - SGD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Debt Disclosure [Abstract]
Loan term	5 years
Unsecured debt	$ 50,000
Debt instrument maturity date	June 2025
Interest rate	2.50%
Bank loan carrying amount		$ 3,442